REVENUE RECOGNITION AND CONTRACTS WITH CUSTOMERS - Performance Obligations (Details) $ in Millions	Dec. 31, 2023 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation - amount	$ 31,777
Within One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	60.00%
Greater Than One Year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligation, percentage	40.00%
Corporate and All Other
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation - amount	$ 47
Aerospace Technologies
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation - amount	13,898
Building Automation
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation - amount	7,302
Energy and Sustainability Solutions
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation - amount	4,303
Safety And Productivity Solutions [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Performance obligation - amount	$ 6,227